Condensed Statements of Operations - USD ($)			3 Months Ended
		Jan. 18, 2021	Mar. 31, 2021
Operating expenses
General and administrative expenses		$ 10,484	$ 124,942
Administrative fee - related party			9,677
Loss from operations			(134,619)
Change in fair value of warrant liabilities			1,408,333
Offering costs associated with issuance of warrants			(275,622)
Net income (loss)		$ (10,484)	$ 998,092
Weighted average shares outstanding, basic and diluted	[1],[2]	6,000,000
Basic and diluted net income per share		$ 0.00
Class A Ordinary Shares [Member]
Operating expenses
Weighted average shares outstanding, basic and diluted			27,500,000
Basic and diluted net income per share			$ 0.00
Class B Ordinary Shares [Member]
Operating expenses
Weighted average shares outstanding, basic and diluted			6,316,265
Basic and diluted net income per share			$ 0.16

[1]	On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number excludes an aggregate of up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.